                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07119

                      Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL UTILITIES FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE YEAR ENDED FEBRUARY 28, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED FEBRUARY 28, 2005

                                            MORGAN STANLEY
                                                   CAPITAL      LIPPER
                                             INTERNATIONAL     UTILITY
                                                    (MSCI)       FUNDS
CLASS A    CLASS B    CLASS C    CLASS D    WORLD INDEX(1)    INDEX(2)
 22.68%     21.74%     21.71%     22.94%            11.99%      21.87%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The equity markets exhibited generally solid performance for the 12 months ended February 28, 2005, although gains were not consistently strong over the period. While the Federal Open Market Committee raised the federal funds target-rate numerous times over the 12 months, rate changes had been largely anticipated by the market, and any serious disruption was avoided. Rising oil prices caused apprehension among investors for much of the period, and uncertainty concerning the outcome of the U.S. presidential election weighed on the market. However, oil prices eventually fell from their high in October, and the resolute conclusion of the presidential election provided further support for an equity rally in November. As any uncertainty dissipated and the economy continued to improve, the markets saw generally strengthening performance late in the period, although stocks faltered in January. The period ended on a more positive note as a number of encouraging economic indicators supported market gains in February, despite some concerns over inflation.

The global utilities sector performed solidly for the period and significantly outperformed the overall market. In the United States, the electric and natural gas sectors were standouts among utilities, making particularly strong gains for the period. Performance was more mixed within the telecommunications sector, as wireless companies benefited from continuing global growth while regional Bell companies were constrained by competition and new forms of technology.

PERFORMANCE ANALYSIS

Morgan Stanley Global Utilities Fund outperformed the MSCI World Index for the 12 months ended February 28, 2005, assuming no deduction of applicable sales charges. For the same period, the Fund's A and D shares outperformed the Lipper Utility Funds Index while its B and C shares slightly underperformed the Index. The Fund's performance was supported by its exposure to the outperforming electric and natural gas sectors, which made up the bulk of the portfolio. Electric and natural gas stocks were helped by a combination of improving financial conditions, less earnings volatility, relatively low interest rates and aggressive dividend growth. In different ways, high commodity prices provided the basis for the market gains for both sectors. Electric companies with relatively inexpensive nuclear-based generation benefited from the high cost of natural gas fired electric power by competitively selling into this high-priced market. Meanwhile, natural gas companies with exploration and production (E&P) exposure gained incremental earnings power from the historically high price level of the commodity. A weakening U.S. dollar was also a contributing factor to the strong performance of the Fund.

Other positions were less positive for the Fund's performance over the 12 months. The Fund's gains in the electric and natural gas sectors were partially offset by the comparatively mixed performances in the telecommunications sector. Although wireless companies, particularly "tower" companies and small-cap wireless companies, benefited from improving demand for wireless products and services, regional Bell companies were hurt by increasing competition and the introduction of new technology during the period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

  TOP 10 HOLDINGS

  Telus Corp. (Non-Voting)                    5.0%
  FPL Group, Inc.                             4.5
  Exelon Corp.                                4.1
  Entergy Corp.                               4.0
  TXU Corp.                                   3.9
  Dominion Resources Inc.                     3.7
  Ameren Corp.                                3.6
  Constellation Energy Group, Inc.            3.6
  PPL Corp.                                   3.4
  SCANA Corp.                                 3.2

  COUNTRY ALLOCATION

  U.S.A.                                     83.2%
  Canada                                      6.0
  Spain                                       5.3
  United Kingdom                              3.6

DATA AS OF FEBRUARY 28, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND COUNTRY ALLOCATION ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY. THESE SECURITIES CAN INCLUDE COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING PREFERRED STOCK, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS) AS WELL AS INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES). A COMPANY WILL BE CONSIDERED TO BE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER
AREAS: TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY COMPANIES, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES, AMONG COMPANIES OF DIFFERENT COUNTRIES, AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND WILL BE INVESTED IN AT LEAST THREE COUNTRIES (INCLUDING THE UNITED STATES). IF THE FUND HOLDS ANY FIXED-INCOME SECURITIES, THE AVERAGE WEIGHTED MATURITY OF THESE INVESTMENTS IS NORMALLY EXPECTED TO BE GREATER THAN SEVEN YEARS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE

COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS B

($ IN THOUSANDS)

                         CLASS B++     MSCI WORLD(1)     LIPPER(2)
Feb 28, 95             $      10,000   $      10,000   $      10,000
Feb 29, 96             $      11,876   $      12,374   $      12,171
Feb 28, 97             $      13,409   $      14,034   $      13,570
Feb 28, 98             $      16,904   $      17,417   $      17,112
Feb 28, 99             $      21,569   $      19,631   $      19,066
Feb 29, 2000           $      27,999   $      23,308   $      23,142
Feb 28, 2001           $      26,387   $      19,978   $      23,478
Feb 28, 2002           $      20,385   $      17,117   $      17,807
Feb 28, 2003           $      16,220   $      13,592   $      14,020
Feb 29, 2004           $      20,697   $      19,620   $      18,956
Feb 28, 2005           $      25,197   $      21,972   $      23,101

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2005

                        CLASS A SHARES*        CLASS B SHARES**         CLASS C SHARES+        CLASS D SHARES++
                       (SINCE 07/28/97)        (SINCE 05/31/94)        (SINCE 07/28/97)        (SINCE 07/28/97)
SYMBOL                            GUTAX                   GUTBX                   GUTCX                   GUTDX
1 YEAR                            22.68%(3)               21.74%(3)               21.71%(3)               22.94%(3)
                                  16.24(4)                16.74(4)                20.71(4)                   --
5 YEARS                           (1.35)(3)               (2.09)(3)               (2.05)(3)               (1.10)(3)
                                  (2.41)(4)               (2.40)(4)               (2.05)(4)                  --
10 YEARS                             --                    9.68(3)                   --                      --
                                     --                    9.68(4)                   --                      --
SINCE INCEPTION                    7.92(3)                 8.89(3)                 7.13(3)                 8.20(3)
                                   7.15(4)                 8.89(4)                 7.13(4)                   --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER UTILITY FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITY FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING          ENDING         EXPENSES PAID
                                                      ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                      -------------     -------------    ---------------
                                                                                           09/01/04 -
                                                        09/01/04          02/28/05          02/28/05
                                                        --------          --------          --------
CLASS A
Actual (19.28% return)                               $      1,000.00   $      1,192.80   $          6.14
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,019.19   $          5.66

CLASS B
Actual (18.87% return)                               $      1,000.00   $      1,188.70   $         10.26
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,015.42   $          9.44

CLASS C
Actual (18.79% return)                               $      1,000.00   $      1,187.90   $          9.93
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,015.72   $          9.15

CLASS D
Actual (19.43% return)                               $      1,000.00   $      1,194.30   $          4.84
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,020.38   $          4.46

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.13%, 1.89%, 1.83% AND 0.89% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005

NUMBER OF
 SHARES                                                               VALUE
-------------------------------------------------------------------------------
            COMMON STOCKS (98.1%)

            CANADA (6.0%)
            TELECOMMUNICATIONS
  120,000   BCE Inc.                                               $  2,812,800
  483,000   Telus Corp. (Non-Voting)                                 14,426,968
                                                                   ------------
            TOTAL CANADA                                             17,239,768
                                                                   ------------
            SPAIN (5.3%)
            ELECTRIC UTILITIES
  307,400   Iberdrola S.A. (b)                                        8,094,285
                                                                   ------------
            TELECOMMUNICATIONS
  393,400   Telefonica S.A. (b)                                       7,220,283
                                                                   ------------
            TOTAL SPAIN                                              15,314,568
                                                                   ------------
            UNITED KINGDOM (3.6%)
            ENERGY
  606,250   Centrica PLC (b)                                          2,757,158
                                                                   ------------
            TELECOMMUNICATIONS
  296,100   Vodafone Group PLC (ADR)                                  7,784,469
                                                                   ------------
            TOTAL UNITED KINGDOM                                     10,541,627
                                                                   ------------
            UNITED STATES (83.2%)
            ELECTRIC UTILITIES
  399,900   AES Corp. (The)*                                          6,694,326
  205,300   Ameren Corp.                                             10,566,791
  218,000   Cinergy Corp.                                             8,818,100
  165,700   Consolidated Edison, Inc.                                 7,083,675
  200,900   Constellation Energy
              Group, Inc.                                            10,340,323
  148,700   Dominion Resources, Inc.                                 10,710,861
  332,400   Energy East Corp.                                         8,549,328
  165,700   Entergy Corp.                                            11,453,184
  264,200   Exelon Corp.                                             11,984,112
   84,600   FirstEnergy Corp.                                         3,488,904
  162,700   FPL Group, Inc.                                          12,910,245
   95,000   PG&E Corp.*                                               3,342,100
  181,500   PPL Corp.                                                 9,899,010
  146,500   Public Service Enterprise
              Group, Inc.                                             7,991,575
  193,900   Puget Energy, Inc.                                        4,444,188
  245,300   SCANA Corp.                                            $  9,331,212
  285,900   Southern Co. (The)                                        9,183,108
  150,000   TXU Corp.                                                11,437,500
  146,800   Wisconsin Energy Corp.                                    5,096,896
                                                                   ------------
                                                                    163,325,438
                                                                   ------------
            ENERGY
  245,100   AGL Resources, Inc.                                       8,485,362
   85,100   Equitable Resources, Inc.                                 5,053,238
  202,300   KeySpan Corp.                                             8,000,965
  102,000   Kinder Morgan, Inc.                                       8,177,340
   47,600   NiSource, Inc.                                            1,077,664
   94,100   Questar Corp.                                             4,989,182
  103,000   Sempra Energy                                             4,120,000
  115,000   Southern Union Co.*                                       2,916,400
   78,400   UGI Corp.                                                 3,508,400
                                                                   ------------
                                                                     46,328,551
                                                                   ------------
            TELECOMMUNICATIONS
   85,400   BellSouth Corp.                                           2,203,320
   40,000   Crown Castle
              International Corp.*                                      653,600
  195,100   Nextel Partners, Inc.
              (Class A)*                                              3,884,441
  105,900   SBC Communications, Inc.                                  2,546,895
  111,800   SpectraSite, Inc.*                                        6,909,240
  157,000   Sprint Corp.                                              3,717,760
  106,200   Verizon Communications Inc.                               3,820,014
  195,300   Western Wireless Corp.
              (Class A)*                                              7,675,290
                                                                   ------------
                                                                     31,410,560
                                                                   ------------
            TOTAL UNITED STATES                                     241,064,549
                                                                   ------------
            TOTAL COMMON STOCKS
              (COST $210,019,520)                                   284,160,512
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
-------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (1.5%)
            REPURCHASE AGREEMENT
$   4,395   Joint repurchase agreement
              account 2.62% due
              03/01/05 (dated 02/28/05;
              proceeds $4,395,320) (a)
              (COST $4,395,000)                                   $   4,395,000
                                                                  -------------

TOTAL INVESTMENTS
  (COST $214,414,520)(c)                                  99.6%     288,555,512
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                               0.4        1,107,213
                                                         -----    -------------
NET ASSETS                                               100.0%   $ 289,662,725
                                                         =====    =============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
     *  NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $18,071,726 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $215,555,534. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $78,866,823 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,866,845, RESULTING IN NET UNREALIZED APPRECIATION OF $72,999,978.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 28, 2005:

CONTRACTS                                IN EXCHANGE   DELIVERY    UNREALIZED
TO DELIVER                                   FOR         DATE     DEPRECIATION
------------------------------------------------------------------------------
GBP 238,311                               $  454,555   03/01/05      $  (3,575)
GBP 236,035                                  452,527   03/03/05         (1,227)
                                                                     ---------
    Total unrealized depreciation                                    $  (4,802)
                                                                     =========

CURRENCY ABBREVIATION:

GBP      British Pound.

SUMMARY OF INVESTMENTS

                                                             PERCENT OF
INDUSTRY*                                      VALUE         NET ASSETS
------------------------------------------------------------------------
Electric Utilities                         $ 171,419,723            59.2%
Telecommunications                            63,655,080            22.0
Energy                                        49,085,709            16.9
Repurchase Agreement                           4,395,000             1.5
                                           -------------   -------------
                                           $ 288,555,512            99.6%
                                           =============   =============

----------
  * DOES NOT INCLUDE OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED DEPRECIATION OF $4,802.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005

ASSETS:
Investments in securities, at value (cost $214,414,520)                      $   288,555,512
Receivable for:
  Investments sold                                                                 1,437,145
  Dividends                                                                          713,689
  Foreign withholding taxes reclaimed                                                 56,994
  Shares of beneficial interest sold                                                  42,943
Prepaid expenses and other assets                                                      4,421
                                                                             ---------------
    TOTAL ASSETS                                                                 290,810,704
                                                                             ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                     4,802
Payable for:
  Investments purchased                                                              473,910
  Shares of beneficial interest redeemed                                             226,924
  Distribution fee                                                                   218,557
  Investment advisory fee                                                            127,011
  Administration fee                                                                  17,826
Accrued expenses and other payables                                                   78,949
                                                                             ---------------
    TOTAL LIABILITIES                                                              1,147,979
                                                                             ---------------
    NET ASSETS                                                               $   289,662,725
                                                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                              $   315,549,912
Net unrealized appreciation                                                       74,152,915
Accumulated undistributed net investment income                                    4,787,571
Accumulated net realized loss                                                   (104,827,673)
                                                                             ---------------
    NET ASSETS                                                               $   289,662,725
                                                                             ===============
CLASS A SHARES:
Net Assets                                                                   $     4,989,950
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            349,292
    NET ASSET VALUE PER SHARE                                                $         14.29
                                                                             ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                          $         15.08
                                                                             ===============
CLASS B SHARES:
Net Assets                                                                   $   277,737,668
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         19,424,644
    NET ASSET VALUE PER SHARE                                                $         14.30
                                                                             ===============
CLASS C SHARES:
Net Assets                                                                   $     5,076,394
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            358,415
    NET ASSET VALUE PER SHARE                                                $         14.16
                                                                             ===============
CLASS D SHARES:
Net Assets                                                                   $     1,858,713
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            129,837
    NET ASSET VALUE PER SHARE                                                $         14.32
                                                                             ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $232,327 foreign withholding tax)                             $  10,022,373
Interest                                                                              106,691
                                                                                -------------
    TOTAL INCOME                                                                   10,129,064
                                                                                -------------
EXPENSES
Distribution fee (Class A shares)                                                      11,495
Distribution fee (Class B shares)                                                   2,703,979
Distribution fee (Class C shares)                                                      48,614
Investment advisory fee                                                             1,755,993
Transfer agent fees and expenses                                                      503,484
Professional fees                                                                      83,625
Administration fee                                                                     75,317
Registration fees                                                                      73,299
Shareholder reports and notices                                                        40,399
Custodian fees                                                                         25,246
Trustees' fees and expenses                                                             3,120
Other                                                                                  25,595
                                                                                -------------
    TOTAL EXPENSES                                                                  5,350,166
                                                                                -------------
    NET INVESTMENT INCOME                                                           4,778,898
                                                                                -------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                        10,460,920
Foreign exchange transactions                                                           2,045
                                                                                -------------
    NET REALIZED GAIN                                                              10,462,965
                                                                                -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                        38,740,913
Translation of other assets and liabilities denominated in foreign currencies           5,142
                                                                                -------------
    NET APPRECIATION                                                               38,746,055
                                                                                -------------
    NET GAIN                                                                       49,209,020
                                                                                -------------
NET INCREASE                                                                    $  53,987,918
                                                                                =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR         FOR THE YEAR
                                                                          ENDED                ENDED
                                                                    FEBRUARY 28, 2005    FEBRUARY 29, 2004
                                                                    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $       4,778,898    $       5,853,760
Net realized gain                                                          10,462,965           24,002,125
Net change in unrealized appreciation                                      38,746,055           47,805,106
                                                                    -----------------    -----------------

    NET INCREASE                                                           53,987,918           77,660,991
                                                                    -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                               (137,674)            (182,402)
Class B shares                                                             (5,581,802)          (9,102,987)
Class C shares                                                               (104,781)            (175,267)
Class D shares                                                                (48,952)             (60,665)
                                                                    -----------------    -----------------

    TOTAL DIVIDENDS                                                        (5,873,209)          (9,521,321)
                                                                    -----------------    -----------------

Net decrease from transactions in shares of beneficial interest           (68,604,493)         (75,801,985)
                                                                    -----------------    -----------------

    NET DECREASE                                                          (20,489,784)          (7,662,315)

NET ASSETS:
Beginning of period                                                       310,152,509          317,814,824
                                                                    -----------------    -----------------

END OF PERIOD
(Including accumulated undistributed net investment income of
$4,787,571 and $5,879,837, respectively)                            $     289,662,725    $     310,152,509
                                                                    =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.545% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.52% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.495% to the portion of daily net assets exceeding $1.5 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.60% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.575% to the portion of daily net assets exceeding $1.5 billion

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,896,232 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $193,630 and $366, respectively and received $9,968 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2005 aggregated $48,413,394 and $109,307,327, respectively.

For the year ended February 28, 2005, the Fund incurred brokerage commissions of $39,319 with Morgan Stanley & Co. Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At February 28, 2005, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $911,884.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At February 28, 2005, the Fund had transfer agent fees and expenses payable of approximately $4,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                         FOR THE YEAR                      FOR THE YEAR
                                                             ENDED                             ENDED
                                                       FEBRUARY 28, 2005                 FEBRUARY 29, 2004
                                                ------------------------------    ------------------------------
                                                    SHARES           AMOUNT           SHARES           AMOUNT
                                                -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                                   58,494    $     720,812           96,805    $   1,063,129
Reinvestment of dividends                               8,671           99,024           12,577          138,350
Redeemed                                             (123,115)      (1,527,205)        (156,216)      (1,680,197)
                                                -------------    -------------    -------------    -------------
Net decrease -- Class A                               (55,950)        (707,369)         (46,834)        (478,718)
                                                -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                                  668,510        8,544,246          898,046        9,858,570
Reinvestment of dividends                             408,632        4,695,178          706,639        7,808,361
Redeemed                                           (6,482,545)     (79,663,139)      (8,462,835)     (91,888,153)
                                                -------------    -------------    -------------    -------------
Net decrease -- Class B                            (5,405,403)     (66,423,715)      (6,858,150)     (74,221,222)
                                                -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                                   31,874          403,258           46,214          495,744
Reinvestment of dividends                               8,332           94,816           14,518          158,968
Redeemed                                             (148,409)      (1,823,692)        (167,415)      (1,799,357)
                                                -------------    -------------    -------------    -------------
Net decrease -- Class C                              (108,203)      (1,325,618)        (106,683)      (1,144,645)
                                                -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                                   46,515          576,115           54,191          609,021
Reinvestment of dividends                               3,651           41,699            4,910           54,061
Redeemed                                              (63,602)        (765,605)         (56,772)        (620,482)
                                                -------------    -------------    -------------    -------------
Net increase (decrease) -- Class D                    (13,436)        (147,791)           2,329           42,600
                                                -------------    -------------    -------------    -------------
Net decrease in Fund                               (5,582,992)   $ (68,604,493)      (7,009,338)   $ (75,801,985)
                                                =============    =============    =============    =============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                   FOR THE YEAR        FOR THE YEAR
                                                      ENDED               ENDED
                                                FEBRUARY 28, 2005   FEBRUARY 29, 2004
                                                -----------------   -----------------
Ordinary income                                 $       5,873,209   $       9,521,321
                                                =================   =================

As of February 28, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                   $       4,809,317
Undistributed long-term gains                                  --
                                                -----------------
Net accumulated earnings                                4,809,317
Capital loss carryforward*                           (103,686,656)
Post-October losses                                       (22,785)
Temporary differences                                        (191)
Net unrealized appreciation                            73,013,128
                                                -----------------
Total accumulated losses                        $     (25,887,187)
                                                =================

*During the year ended February 28, 2005, the Fund utilized $10,474,002 of its net capital loss carryforward. As of February 28, 2005, the Fund had a net capital loss carryforward of $103,686,656 of which $25,457,455 will expire on February 28, 2010 and $78,229,201 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $2,045.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL UTILITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE YEAR ENDED FEBRUARY 28,
                                                     --------------------------------------------------------------------
                                                        2005           2004*          2003          2002          2001
                                                     ----------     ----------     ----------    ----------    ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.01     $     9.70     $    12.47    $    16.51    $    20.02
                                                     ----------     ----------     ----------    ----------    ----------

Income (loss) from investment operations:
    Net investment income++                                0.30           0.28           0.32          0.31          0.29
    Net realized and unrealized gain (loss)                2.33           2.45          (2.73)        (3.91)        (1.22)
                                                     ----------     ----------     ----------    ----------    ----------
Total income (loss) from investment operations             2.63           2.73          (2.41)        (3.60)        (0.93)
                                                     ----------     ----------     ----------    ----------    ----------

Less dividends and distributions from:
    Net investment income                                 (0.35)         (0.42)         (0.36)        (0.08)        (0.26)
    Net realized gain                                         -              -              -         (0.36)        (2.32)
                                                     ----------     ----------     ----------    ----------    ----------
Total dividends and distributions                         (0.35)         (0.42)         (0.36)        (0.44)        (2.58)
                                                     ----------     ----------     ----------    ----------    ----------

Net asset value, end of period                       $    14.29     $    12.01     $     9.70    $    12.47    $    16.51
                                                     ==========     ==========     ==========    ==========    ==========

TOTAL RETURN+                                             22.68%         28.57%        (19.79)%      (22.21)%       (5.05)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.16%          1.18%          1.15%         1.06%         1.00%
Net investment income                                      2.44%          2.57%          2.91%         2.06%         1.54%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    4,990     $    4,868     $    4,387    $    7,723    $   16,970
Portfolio turnover rate                                      18%            31%            18%           19%           31%

----------
*    YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED FEBRUARY 28,
                                                     --------------------------------------------------------------------
                                                        2005           2004*          2003          2002          2001
                                                     ----------     ----------     ----------    ----------    ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.00     $     9.67     $    12.40    $    16.50    $    20.01
                                                     ----------     ----------     ----------    ----------    ----------

Income (loss) from investment operations:
    Net investment income++                                0.21           0.20           0.24          0.20          0.15
    Net realized and unrealized gain (loss)                2.34           2.44          (2.73)        (3.89)        (1.22)
                                                     ----------     ----------     ----------    ----------    ----------
Total income (loss) from investment operations             2.55           2.64          (2.49)        (3.69)        (1.07)
                                                     ----------     ----------     ----------    ----------    ----------

Less dividends and distributions from:
    Net investment income                                 (0.25)         (0.31)         (0.24)        (0.05)        (0.12)
    Net realized gain                                         -              -              -         (0.36)        (2.32)
                                                     ----------     ----------     ----------    ----------    ----------
Total dividends and distributions                         (0.25)         (0.31)         (0.24)        (0.41)        (2.44)
                                                     ----------     ----------     ----------    ----------    ----------

Net asset value, end of period                       $    14.30     $    12.00     $     9.67    $    12.40    $    16.50
                                                     ==========     ==========     ==========    ==========    ==========

TOTAL RETURN+                                             21.74%         27.60%        (20.43)%      (22.75)%       (5.76)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.92%          1.93%          1.90%         1.82%         1.74%
Net investment income                                      1.68%          1.82%          2.16%         1.30%         0.80%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  277,738     $  298,012     $  306,554    $  562,343    $  914,995
Portfolio turnover rate                                      18%            31%            18%           19%           31%

----------
*    YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED FEBRUARY 28,
                                                     --------------------------------------------------------------------
                                                        2005           2004*          2003          2002          2001
                                                     ----------     ----------     ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.89     $     9.60     $    12.33    $    16.38    $    19.90
                                                     ----------     ----------     ----------    ----------    ----------

Income (loss) from investment operations:
    Net investment income++                                0.21           0.20           0.24          0.22          0.14
    Net realized and unrealized gain (loss)                2.31           2.42          (2.70)        (3.85)        (1.21)
                                                     ----------     ----------     ----------    ----------    ----------
Total income (loss) from investment operations             2.52           2.62          (2.46)        (3.63)        (1.07)
                                                     ----------     ----------     ----------    ----------    ----------

Less dividends and distributions from:
    Net investment income                                 (0.25)         (0.33)         (0.27)        (0.06)        (0.13)
    Net realized gain                                         -              -              -         (0.36)        (2.32)
                                                     ----------     ----------     ----------    ----------    ----------
Total dividends and distributions                         (0.25)         (0.33)         (0.27)        (0.42)        (2.45)
                                                     ----------     ----------     ----------    ----------    ----------

Net asset value, end of period                       $    14.16     $    11.89     $     9.60    $    12.33    $    16.38
                                                     ==========     ==========     ==========    ==========    ==========

TOTAL RETURN+                                             21.71%         27.53%        (20.15)%      (22.78)%       (5.81)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.89%          1.93%          1.87%         1.67%         1.78%
Net investment income                                      1.71%          1.82%          2.19%         1.45%         0.76%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    5,076     $    5,548     $    5,502    $    9,374    $   15,266
Portfolio turnover rate                                      18%            31%            18%           19%           31%

----------
*    YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED FEBRUARY 28,
                                                     --------------------------------------------------------------------
                                                        2005           2004*          2003          2002          2001
                                                     ----------     ----------     ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.04     $     9.73     $    12.53    $    16.54    $    20.06
                                                     ----------     ----------     ----------    ----------    ----------

Income (loss) from investment operations:
    Net investment income++                                0.33           0.30           0.35          0.35          0.29
    Net realized and unrealized gain (loss)                2.33           2.47          (2.73)        (3.91)        (1.18)
                                                     ----------     ----------     ----------    ----------    ----------
Total income (loss) from investment operations             2.66           2.77          (2.38)        (3.56)        (0.89)
                                                     ----------     ----------     ----------    ----------    ----------

Less dividends and distributions from:
    Net investment income                                 (0.38)         (0.46)         (0.42)        (0.09)        (0.31)
    Net realized gain                                         -              -              -         (0.36)        (2.32)
                                                     ----------     ----------     ----------    ----------    ----------
Total dividends and distributions                         (0.38)         (0.46)         (0.42)        (0.45)        (2.63)
                                                     ----------     ----------     ----------    ----------    ----------

Net asset value, end of period                       $    14.32     $    12.04     $     9.73    $    12.53    $    16.54
                                                     ==========     ==========     ==========    ==========    ==========

TOTAL RETURN+                                             22.94%         28.87%        (19.56)%      (21.98)%       (4.85)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.92%          0.93%          0.90%         0.82%         0.78%
Net investment income                                      2.68%          2.82%          3.16%         2.30%         1.76%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    1,859     $    1,725     $    1,371    $    2,308    $    2,750
Portfolio turnover rate                                      18%            31%            18%           19%           31%

----------
*    YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of Morgan Stanley Global Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Utilities Fund (the "Fund"), including the portfolio of investments, as of February 28, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Utilities Fund as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 19, 2005

MORGAN STANLEY GLOBAL UTILITIES FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ---------------------
Michael Bozic (64)                       Trustee      Since         Private Investor;        197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                  business
Counsel to the Independent Trustees                                 the Retail Funds (since                 organizations.
919 Third Avenue                                                    April 1994) and the
New York, NY 10022-3902                                             Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman
                                                                    of Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and
                                                                    Chief Executive Officer
                                                                    of Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Managing     197            Director of Franklin
1031 N. Chartwell Court                               January 1993  Director of Summit                      Covey (time
Salt Lake City, UT 84103                                            Ventures LLC; Director                  management systems),
                                                                    or Trustee of the                       BMW Bank of North
                                                                    Retail Funds (since                     America, Inc.
                                                                    January 1993) and the                   (industrial loan
                                                                    Institutional Funds                     corporation), Escrow
                                                                    (since July 2003);                      Bank USA (industrial
                                                                    member of the Utah                      loan corporation),
                                                                    Regional Advisory Board                 United Space
                                                                    of Pacific Corp.;                       Alliance (joint
                                                                    formerly Managing                       venture between
                                                                    Director of Summit                      Lockheed Martin and
                                                                    Ventures LLC                            the Boeing Company)
                                                                    (2000-2004); United                     and Nuskin Asia
                                                                    States Senator (R-Utah)                 Pacific (multilevel
                                                                    (1974-1992) and                         marketing); member
                                                                    Chairman, Senate                        of the board of
                                                                    Banking Committee                       various civic and
                                                                    (1980-1986), Mayor of                   charitable
                                                                    Salt Lake City, Utah                    organizations.
                                                                    (1971-1974), Astronaut,
                                                                    Space Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (71)                     Trustee      Since         Retired; Director or     197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since                            mortgage insurance);
919 Third Avenue                                                    September 1997) and the                 Trustee and Vice
New York, NY 10022-3902                                             Institutional Funds                     Chairman of The
                                                                    (since July 2003);                      Field Museum of
                                                                    formerly associated                     Natural History;
                                                                    with the Allstate                       director of various
                                                                    Companies (1966-1994),                  other business and
                                                                    most recently as                        charitable
                                                                    Chairman of The                         organizations.
                                                                    Allstate Corporation
                                                                    (March 1993-
                                                                    December 1994) and
                                                                    Chairman and Chief
                                                                    Executive Officer of
                                                                    its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company
                                                                    (July 1989-December
                                                                    1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ---------------------
Dr. Manuel H. Johnson (56)               Trustee      Since         Senior Partner, Johnson  197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991     Smick International,                    (home construction);
888 16th Street NW                                                  Inc., a consulting                      Director of KFX
Suite 740                                                           firm; Chairman of the                   Energy; Director of
Washington, D.C. 20006                                              Audit Committee and                     RBS Greenwich Capital
                                                                    Director or Trustee of                  Holdings (financial
                                                                    the Retail Funds (since                 holding company).
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    Co-Chairman and a
                                                                    founder of the Group of
                                                                    Seven Council (G7C), an
                                                                    international economic
                                                                    commission; formerly
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &      198            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC                          Rent Corporation
PMB754                                                              (investment                             (equipment leasing),
23852 Pacific Coast Highway                                         consulting); Deputy                     The Ford Family
Malibu, CA 90265                                                    Chairman of the Audit                   Foundation, and the
                                                                    Committee and Director                  UCLA Foundation.
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July
                                                                    2003); formerly CFO of
                                                                    the J.PaulGetty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of       197            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P.,                  business
445 Park Avenue                                                     a private investment                    organizations.
New York, NY 10022                                                  partnership; Chairman
                                                                    of the Insurance
                                                                    Committee and Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite     198            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                   of certain investment
85 Charles Colman Blvd.                                             Chairman of the                         companies in the
Pawling, NY 12564                                                   Governance Committee                    JPMorgan Funds
                                                                    and Director or Trustee                 complex managed by
                                                                    of the Retail Funds                     J.P. Morgan
                                                                    (since July 2003) and                   Investment Management
                                                                    the Institutional Funds                 Inc.
                                                                    (since June 1992).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ---------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director    197            None.
c/o Morgan Stanley Trust                 the Board    July 1991     or Trustee of the
Harborside Financial Center,             and Trustee                Retail Funds (since
Plaza Two,                                                          July 1991) and the
Jersey City, NJ 07311                                               Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chief
                                                                    Executive Officer of
                                                                    the Retail Funds (until
                                                                    September 2002).

James F. Higgins (57)                    Trustee      Since         Director or Trustee of   197            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                 Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                      The Equitable Life
Plaza Two,                                                          Institutional Funds                     Assurance Society of
Jersey City, NJ 07311                                               (since July 2003);                      the United States
                                                                    Senior Advisor of                       (financial
                                                                    Morgan Stanley (since                   services).
                                                                    August 2000); Director
                                                                    of the Distributor and
                                                                    Dean Witter Realty
                                                                    Inc.; previously
                                                                    President and Chief
                                                                    Operating Officer of
                                                                    the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities
                                                                    of Morgan Stanley
                                                                    (February 1997-May
                                                                    1999).

-----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                     TERM OF
                                POSITION(S)        OFFICE AND
 NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   ---------------   ----------------   -----------------------------------------------------
Mitchell M. Merin (51)        President         Since May 1999     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc.; President,
New York, NY 10020                                                 Director and Chief Executive Officer of the
                                                                   Investment Adviser and the Administrator; Chairman
                                                                   and Director of the Distributor; Chairman and
                                                                   Director of the Transfer Agent; Director of various
                                                                   Morgan Stanley subsidiaries; President of the
                                                                   Institutional Funds (since July 2003) and President
                                                                   of the Retail Funds; Trustee (since July 2003) and
                                                                   President (since December 2002) of the Van Kampen
                                                                   Closed-End Funds; Trustee and President (since
                                                                   October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)        Executive Vice    Since April 2003   Principal Executive Officer of Funds in the Fund
1221 Avenue of the Americas   President and                        Complex (since May 2003); Managing Director of Morgan
New York, NY 10020            Principal                            Stanley & Co. Incorporated, Morgan Stanley Investment
                              Executive                            Management Inc. and Morgan Stanley; Managing
                              Officer                              Director, Chief Administrative Officer and Director
                                                                   of the Investment Adviser and the Administrator;
                                                                   Director of the Transfer Agent; Managing Director and
                                                                   Director of the Distributor; Executive Vice President
                                                                   and Principal Executive Officer of the Institutional
                                                                   Funds (since July 2003) and the Retail Funds (since
                                                                   April 2003); Director of Morgan Stanley SICAV (since
                                                                   May 2004); previously President and Director of the
                                                                   Institutional Funds (March 2001-July 2003) and Chief
                                                                   Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Vice President    Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                        Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Director of the Transfer Agent,
                                                                   Chief Investment Officer of the Van Kampen Funds;
                                                                   Vice President of the Institutional Funds (since July
                                                                   2003) and the Retail Funds (since July 1995).

Barry Fink (50)               Vice President    Since February     General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                     1997               Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                 Investment Management; Managing Director (since
                                                                   December 2000), Secretary (since February 1997) and
                                                                   Director of the Investment Adviser and the
                                                                   Administrator; Vice President of the Retail Funds;
                                                                   Assistant Secretary of Morgan Stanley DW; Vice
                                                                   President of the Institutional Funds (since July
                                                                   2003); Managing Director, Secretary and Director of
                                                                   the Distributor; previously Secretary (February
                                                                   1997-July 2003) and General Counsel (February
                                                                   1997-April 2004) of the Retail Funds; Vice President
                                                                   and Assistant General Counsel of the Investment
                                                                   Adviser and the Administrator (February 1997-
                                                                   December 2001).

Amy R. Doberman (42)          Vice President    Since July 2004    Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                        Investment Management; Managing Director of Morgan
New York, NY 10020                                                 Stanley Investment Management Inc. and the Investment
                                                                   Adviser, Vice President of the Institutional and
                                                                   Retail Funds (since July 2004); Vice President of the
                                                                   Van Kampen Funds (since August 2004); previously,
                                                                   Managing Director and General Counsel - Americas, UBS
                                                                   Global Asset Management (July 2000 - July 2004) and
                                                                   General Counsel, Aeltus Investment Management, Inc.
                                                                   (January 1997 - July 2000).

Carsten Otto (41)             Chief             Since October      Executive Director and U.S. Director of Compliance
1221 Avenue of the Americas   Compliance        2004               for Morgan Stanley Investment Management (since
New York, NY 10020            Officer                              October 2004); Executive Director of the Investment
                                                                   Adviser and Morgan Stanley Investment Management
                                                                   Inc.; formerly Assistant Secretary and Assistant
                                                                   General Counsel of the Morgan Stanley Retail Funds.

                                                     TERM OF
                                POSITION(S)        OFFICE AND
 NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   ---------------   ----------------   -----------------------------------------------------
Stefanie V. Chang (38)        Vice President    Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                 Inc., and the Investment Adviser; Vice President of
                                                                   the Institutional Funds and the Retail Funds (since
                                                                   July 2003); formerly practiced law with the New York
                                                                   law firm of Rogers & Wells (now Clifford Chance US
                                                                   LLP).

Francis J. Smith (39)         Treasurer and     Treasurer since    Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust      Chief Financial   July 2003 and      Morgan Stanley Services (since December 2001);
Harborside Financial Center,  Officer           Chief Financial    previously, Vice President of the Retail Funds
Plaza Two,                                      Officer since      (September 2002-July 2003), and Vice President of the
Jersey City, NJ 07311                           September 2002     Investment Adviser and the Administrator (August
                                                                   2000-November 2001) and Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)         Vice President    Since July 2003    Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                           Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                       Distributor and the Administrator; previously
Plaza Two,                                                         Treasurer of the Retail Funds (April 1989-July 2003);
Jersey City, NJ 07311                                              formerly First Vice President of the Investment
                                                                   Adviser, the Distributor and the Administrator.

Mary E. Mullin (37)           Secretary         Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                 Inc. and the Investment Adviser; Secretary of the
                                                                   Institutional Funds and the Retail Funds (since July
                                                                   2003); formerly practiced law with the New York law
                                                                   firms of McDermott, Will & Emery and Skadden, Arps,
                                                                   Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

     During the fiscal year ended February 28, 2005, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended February 28, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37873RPT-RA05-003OOP-Y02/05

[GRAPHIC]
MORGAN STANLEY FUNDS

MORGAN STANLEY
GLOBAL UTILITIES FUND

ANNUAL REPORT
FEBRUARY 28, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

            2005                                            REGISTRANT     COVERED ENTITIES(1)
              AUDIT FEES                                    $   40,142     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $      452(2)  $    3,746,495(2)
                   TAX FEES                                 $    5,828(3)  $       79,800(4)
                   ALL OTHER FEES                           $        -     $            -
              TOTAL NON-AUDIT FEES                          $    6,280     $    3,826,295

              TOTAL                                         $   46,422     $    3,826,295

            2004                                            REGISTRANT     COVERED ENTITIES(1)
              AUDIT FEES                                    $   38,530     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $      684(2)  $    3,364,576(2)
                   TAX FEES                                 $    5,667(3)  $      652,431(4)
                   ALL OTHER FEES                           $        -     $            -(5)
              TOTAL NON-AUDIT FEES                          $    6,351     $    4,017,007

              TOTAL                                         $   44,881     $    4,017,007

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005